Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Issued Share Capital and Reserves Attributable to Shareholders
Issued share capital and reserves attributable to shareholders of Aegon Ltd.

	Note	2023	2022

Share capital – par value	25.1	265	319

Share premium	25.2	6,853	6,853

Total share capital		7,118	7,172

Retained earnings		5,099	7,770

Treasury shares	25.3	(346)	(668)

Total retained earnings		4,753	7,103

Revaluation reserves 1)	25.4	(3,770)	(4,563)

Remeasurement of defined benefit plans 2)	25.5	(1,006)	(1,565)

Other reserves 3)	25.6	379	669

Total shareholders’ equity		7,475	8,815

1
Included in the 2022 Revaluation reserves is an amount of EUR (31) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations

2
Included in the 2022 Remeasurement of defined benefit plans is an amount of EUR (675) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations

3
Included in the 2022 Other reserves is an amount of EUR 15 million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations

Schedule of Share Capital Transactions Relating To Common Shares A

	2023	2022

Share capital transactions relating to common shares	Number of shares (thousands)	Number of shares (thousands)

Transactions in 2023:

Cancellation of shares	(451,140)

Transactions in 2022:

Final dividend 2021 1)		(18,676)

Share buyback program (final dividend 2021)		24,364

Interim dividend 2022 1)		(21,365)

Share buyback program (interim dividend 2022)		29,833

1	Dividend distribution paid from treasury shares (note 25.3)

Summary of Share Capital - Par Value

	2023	2022

Common shares	218	253

Common shares B	47	66

On December 31	265	319

Common shares	2023	2022

Authorized share capital	480	720

Number of authorized shares (in million)	4,000	6,000

Par value in cents per share	12	12

Common shares B	2023	2022

Authorized share capital	240	360

Number of authorized shares (in million)	2,000	3,000

Par value in cents per share	12	12

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

On December 31, 2021	2,106,313	253	568,839	68

Shares withdrawn	(10,665)	(1)	(22,643)	(3)

Dividend	13,782	2	-	-

On December 31, 2022	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

Dividend	-	-	-	-

On December 31, 2023	1,814,727	218	389,759	47

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2022	2,107,315	559,906

2023	2,067,119	523,149

Summary of Share Premium

	2023	2022

On January 1	6,853	7,033

Share dividend	-	(180)

On December 31	6,853	6,853

Share premium relating to:

- Common shares	5,200	5,200

- Common shares B	1,653	1,653

Total share premium	6,853	6,853

Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon Ltd. were as follows:

	2023		2022

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	145,821	662	70,958	262

Transactions in 2023:

Purchase: 1 transaction, average price EUR 5.00	8,516	43

Sale: 2 transactions, average price EUR 4.46	(4,924)	(22)

Purchase: 1 transaction, average price EUR 4.27	46,798	200

Sale: 1 transaction, average price EUR 4.46	(69)	-

Share withdrawn: 1 transaction, average price EUR 4.59	(79,703)	(366)

Purchase: 2 transactions, average price EUR 4.77	170,881	815

Share Withdrawn: 1 transaction, average price EUR 4.59	(215,000)	(986)

Transactions in 2022:

Purchase: 1 transaction, average price EUR 4.92			10,158	50

Sale: 3 transactions, average price EUR 2.46			(4,708)	(12)

Sale: 1 transaction, average price EUR 3.12			(18,676)	(58)

Purchase: 1 transaction, average price EUR 4.38			24,364	107

Share withdrawn: 1 transaction, average price EUR 3.70			(10,665)	(39)

Sale: 1 transaction, average price EUR 3.91			(21,365)	(84)

Purchase: 1 transaction, average price EUR 4.49			29,833	134

Purchase: 3 transactions, average price EUR 4.58			65,921	302

On December 31	72,320	346	145,821	662
Movements in the number of treasury common shares B held by Aegon Ltd. were as follows:

	2023		2022

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	51,763	6	30,589	3

Transactions in 2023:

Share withdrawn: 1 transaction, average price EUR 0.11	(43,817)	(5)

Purchase: 1 transaction, average price EUR 0.13	112,619	15

Share withdrawn: 1 transaction, average price EUR 0.13	(112,619)	(15)

Transactions in 2022:

Share withdrawn: 1 transaction, average price EUR 0.10			(22,643)	(2)

Purchase: 1 transaction, average price EUR 0.12			43,817	5

On December 31	7,945	1	51,763	6

Summary of Weighted Average Number of Treasury Shares

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)

2022	97,807	23,696

2023	188,403	33,035

Summary of Revaluation Reserves

	Investments measured at fair value through OCI	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Reinsurance contracts held	Total

On January 1, 2023	(5,251)	15	1,024	2,215	(2,566)	(4,563)

Gross revaluation	1,552	(2)	(62)	(1,626)	349	211

Net (gains) / losses transferred to income statement	706	-	(130)	-	-	577

Foreign currency translation differences	138	-	(31)	(47)	82	142

Tax effect	(487)	-	42	397	(126)	(174)

Disposal of group assets	42	(3)	-	-	-	38

On December 31, 2023	(3,300)	9	842	939	(2,261)	(3,770)

On January 1, 2022	6,810	32	1,100	(11,291)	768	(2,580)

Gross revaluation	(16,743)	(1)	(66)	18,680	(4,672)	(2,803)

Net (gains) / losses transferred to income statement	541	-	(126)	-	-	415

Foreign currency translation differences	588	-	74	(931)	95	(174)

Tax effect	3,499	-	42	(4,211)	1,243	574

Disposal of group assets	46	(16)	-	(31)	-	(2)

Other	7	-	-	-	-	7

On December 31, 2022	(5,251)	15	1,024	2,215	(2,566)	(4,563)

Summary of Revaluation Reserve for Investments Measured at FVOCI
The closing balances of the revaluation reserve for investments measured at FVOCI relate to the following instruments:

	2023	2022

Shares	2	2

Debt securities	(3,297)	(5,249)

Money market and other short-term investments	(5)	(5)

Revaluation reserve for investments measured at FVOCI	(3,300)	(5,251)

Summary of Remeasurement of Defined Benefit Plans

	2023	2022

On January 1	(1,565)	(2,199)

Remeasurements of defined benefit plans	(110)	904

Tax effect	17	(250)

Net exchange differences	14	(20)

Disposal of a business	638	-

Total remeasurement of defined benefit plans	(1,006)	(1,565)

Summary of Other Reserves
25.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total

On January 1, 2023	1,108	(371)	(68)	669

Movement in foreign currency translation and net foreign investment hedging reserves	(290)	54	-	(236)

Disposal of a business	(29)	-	(15)	(45)

Tax effect	10	(6)	-	3

Equity movements of joint ventures	-	-	(2)	(2)

Equity movements of associates	-	-	(9)	(9)

On December 31, 2023	798	(324)	(95)	379

On January 1, 2022	596	(338)	-	258

Movement in foreign currency translation and net foreign investment hedging reserves	436	(116)	(2)	318

Disposal of a business	104	67	(36)	135

Tax effect	(28)	16	-	(12)

Equity movements of joint ventures	-	-	(33)	(33)

Equity movements of associates	-	-	3	3

On December 31, 2022	1,108	(371)	(68)	669

Aegon Ltd. [member]
Statement [LineItems]
Summary of Shareholders' Equity

	Share capital	Share premium	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total

On January 1, 2023 1)	319	6,853	(4,551)	736	2,821	5,439	(1,565)	(668)	(569)	8,815

Net result 2022 retained	-	-	-	-	-	(569)	-	-	569	-

Net result 2023 recognized in the income statement	-	-	-	-	-		-	-	(179)	(179)

Total net result	-	-	-	-	-	(569)	-	-	390	(179)

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	(262)	-	-	14	-	-	(248)

Changes in revaluation in subsidiaries	-	-	799	-	-	-	-	-	-	799

Changes in revaluation reserve real estate held for own use	-	-	(6)	-	-	-	-	-	-	(6)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	545	-	-	545

Disposal of group assets	-	-	-	-	-	(634)	-	-	-	(634)

Changes and transfer to legal reserve	-	-	(2)	-	(1,687)	1,662	-	-	-	(27)

Other	-	-	-	-	-	9	-	-	-	9

Total other comprehensive income / (loss)	-	-	791	(262)	(1,687)	1,037	559	-	-	438

Shares withdrawn	(54)	-	-	-	-	54	-	-	-	-

Dividends paid on common shares	-	-	-	-	-	(495)	-	-	-	(495)

Issuance and purchase of treasury shares	-	-	-	-	-	(1,374)	-	322	-	(1,052)

Dividend withholding tax reduction	-	-	-	-	-	1	-	-	-	1

Coupons on perpetual securities	-	-	-	-	-	(48)	-	-	-	(48)

Incentive plans	-	-	-	-	-	(5)	-	-	-	(5)

On December 31, 2023	265	6,853	(3,760)	474	1,134	4,039	(1,006)	(346)	(179)	7,475

1
Opening balance as per January 1, 2023, has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.

	Share capital	Share premium	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total

Opening balance (IAS 39 / IFRS 4 on January 1, 2022 1)	321	7,033	6,453	258	2,316	7,924	(2,199)	(273)	1,980	23,813

IFRS 9/17 opening balance impacts	-	-	(9,021)	-	-	(3,782)		8	-	12,795

Restated opening balance on January 1, 2022	321	7,033	(2,568)	258	2,316	4,142	(2,199)	(265)	1,980	11,018

Net result 2021 retained	-	-	-	-	-	1,980	-	-	(1,980)	-

Net result 2022 recognized in the income statement	-	-	-	-	-	-	-	-	(569)	(569)

Total net result	-	-	-	-	-	1,980	-	-	(2,549)	(569)

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	478	-	-	(20)	-	-	458

Changes in revaluation in subsidiaries	-	-	(1,966)	-	-	-	-	-	-	(1,966)

Changes in revaluation reserve real estate held for own use	-	-	(17)	-	-	16	-	-	-	(1)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	655	-	-	655

Changes and transfer to legal reserve	-	-	-	-	506	(573)	-	-	-	(68)

Other	-	-	-	-	-	40	-	-	-	40

Total other comprehensive income / (loss)	-	-	(1,983)	478	506	(517)	635	-	-	(881)

Shares issued	2	-	-	-	-	-	-	-	-	2

Shares withdrawn	(4)	-	-	-	-	-	-	-	-	(4)

Dividends paid on common shares	-	(180)	-	-	-	(167)	-	-	-	(346)

Issuance and purchase of treasury shares	-	-	-	-	-	9	-	(402)	-	(393)

Redemption other equity instruments	-	-	-	-	-	32				32

Coupons on perpetual securities	-	-	-	-	-	(36)	-	-	-	(36)

Incentive plans	-	-	-	-	-	(5)	-	-	-	(5)

On December 31, 2022	319	6,853	(4,551)	736	2,821	5,439	(1,565)	(668)	(569)	8,815

1
Opening balance as per January 1, 2022, has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.

Aegon Ltd. [member] | Common Share [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon Ltd. were as follows:

	2023		2022

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	145,821	662	70,958	262

Transactions in 2023:

Purchase: 1 transaction, average price EUR 5.00	8,516	43

Sale: 2 transactions, average price EUR 4.46	(4,924)	(22)

Purchase: 1 transaction, average price EUR 4.27	46,798	200

Sale: 1 transaction, average price EUR 4.46	(69)	(0)

Share withdrawn: 1 transaction, average price EUR 4.59	(79,703)	(366)

Purchase: 2 transactions, average price EUR 4.77	170,881	815

Share Withdrawn: 1 transaction, average price EUR 4.59	(215,000)	(986)

Transactions in 2022:

Purchase: 1 transaction, average price EUR 4.92			10,158	50

Sale: 4 transactions, average price EUR 2.46			(4,708)	(12)

Sale: 1 transaction, average price EUR 3.12			(18,676)	(58)

Purchase: 1 transaction, average price EUR 4.38			24,364	107

Share withdrawn: 1 transaction, average price EUR 3.70			(10,665)	(39)

Sale: 1 transaction, average price EUR 3.91			(21,365)	(84)

Purchase: 1 transaction, average price EUR 4.49			29,833	134

Purchase: 3 transactions, average price EUR 4.58			65,921	302

On December 31	72,320	345	145,821	662

Aegon Ltd. [member] | Common Share B [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares B held by Aegon Ltd. were as follows:

	2023		2022

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	51,763	6	30,589	3

Transactions in 2023:

Share withdrawn: 1 transaction, average price EUR 0.11	(43,817)	(5)

Purchase: 1 transaction, average price EUR 0.13	112,619	15

Share withdrawn: 1 transaction, average price EUR 0.13	(112,619)	(15)

Transactions in 2022:

Share withdrawn: 1 transaction, average price EUR 0.10			(22,643)	(2)

Purchase: 1 transaction, average price EUR 0.12			43,817	5

On December 31	7,945	1	51,763	6